BASIS OF PRESENTATION	9 Months Ended
Sep. 30, 2021
BASIS OF PRESENTATION [Abstract]
BASIS OF PRESENTATION
2.	BASIS OF PRESENTATION

These condensed consolidated interim financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by International Accounting Standards Board (“IASB”) applicable to the preparation of interim financial statements, including IAS 34, Interim Financial Reporting. The condensed consolidated interim financial statements should be read in conjunction with the annual financial statements for the year ended December 31, 2020, which have been prepared in accordance with IFRS as issued by IASB.

The Company uses the same accounting policies and methods of computation as in financial statements for the year ended December 31, 2020 with the exception of the following:

Basis of Consolidation

The condensed interim financial statements include the financial statements of the Company and its 95% owned subsidiary Web-to-door Trucking (2020 – Nil)

Business combination

Acquisitions of businesses are accounted for using the acquisition method. The consideration transferred in a business combination is measured at fair value, which is calculated as the sum of the acquisition-date fair values of the assets transferred by the Company, liabilities incurred by the Company to the former owners of the acquiree and the equity interests issued by the Company in exchange for control of the acquiree. Acquisition-related costs are generally recognized in profit or loss as incurred.

At the acquisition date, the identifiable assets acquired and the liabilities assumed are recognized at their fair value at the acquisition date. Goodwill is measured as the excess of the sum of the consideration transferred, the amount of any non-controlling interests in the acquiree, and the fair value of the acquirer's previously held equity interest in the acquiree (if any) over the net of the acquisition-date amounts of the identifiable assets acquired and the liabilities assumed. If, after reassessment, the net of the acquisition-date amounts of the identifiable assets acquired and liabilities assumed exceeds the sum of the consideration transferred, the amount of any non-controlling interests in the acquiree and the fair value of the acquirer's previously held interest in the acquiree (if any), the excess is recognized immediately in profit or loss as a bargain purchase gain.

When the consideration transferred by the Company in a business combination includes assets or liabilities resulting from a contingent consideration arrangement, the contingent consideration is measured at its acquisition-date fair value and included as part of the consideration transferred in a business combination. Changes in the fair value of the contingent consideration that qualify as measurement period adjustments are adjusted retrospectively, with corresponding adjustments against goodwill. Measurement period adjustments are adjustments that arise from additional information obtained during the ‘measurement period’ (which cannot exceed one year from the acquisition date) about facts and circumstances that existed at the acquisition date.

The subsequent accounting for changes in the fair value of the contingent consideration that do not qualify as measurement period adjustments depends on how the contingent consideration is classified. Contingent consideration that is classified as equity is not remeasured at subsequent reporting dates and its subsequent settlement is accounted for within equity. Contingent consideration that is classified as an asset or a liability is remeasured at subsequent reporting dates in accordance with IAS 39, Financial Instruments: Recognition and Measurement or IAS 37, Provisions, Contingent Liabilities and Contingent Assets, as appropriate, with the corresponding gain or loss being recognized in profit or loss.

Use of estimates and judgements

The Company’s significant estimates and judgments are as per the audited financial statements ended December 31, 2020 with the exception of the following:

The acquisition of Web-to-Door Trucking was accounted for as a business combination at fair value in accordance with IFRS 3, Business Combinations. The acquired assets and assumed liabilities were adjusted to their fair values assigned through completion of a preliminary purchase price allocation. The purchase price allocation process resulting from a business combination requires management to estimate the fair value of identifiable assets acquired including intangible assets and liabilities assumed. The Company uses valuation techniques which are generally based on forecasted future net cash flows discounted to present value, and also relies on work performed by third-party valuation specialists. These valuations are closely linked to the assumptions used by management on the future performance of the related assets.

These condensed consolidated interim financial statements were approved by the board of directors for use on November 29, 2021.